Goodwill - Summary of Goodwill (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at the beginning	$ 106.0	₨ 8,037.2	₨ 7,770.6
Currency translation	0.5	34.5	266.6
Balance at the end	$ 106.5	₨ 8,071.7	₨ 8,037.2